Income Tax Expense - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Accounting profit before tax	¥ 451,710	$ 71,447	¥ 971,864	¥ 1,033,319
Computed tax expense at 15%	67,757	10,717	145,780	154,998
Adjustments resulting from:
Non-deductible expenses	17,795	2,815	9,188	3,982
Tax-exempt income	(2,181)	(345)	(601)	(6,171)
Utilization of deferred tax benefits previously not recognized	(29)	(5)	(1,996)	(5,076)
Deferred tax benefits not recognized	10,356	1,638	6,097	6,613
Tax credits for research and development expense	(59,633)	(9,432)	(26,329)	(31,863)
Tax rate differential	16,517	2,612	24,251	26,223
Over provision in respect of previous years	(21,523)	(3,404)	(259)	(6,985)
Withholding tax expense	14,639	2,315	36,332	30,898
Others	118	19	75
Consolidated income tax expense reported in the statement of profit or loss	¥ 43,816	$ 6,930	¥ 192,538	¥ 172,619